Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email:  CassidyLaw@aol.com

Telephone: 202/387-5400  Fax: 949/673-4525

November 25, 2013

Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:

Ameri Metro, Inc. Registration Statement on Form S-1

Amendment No. 5

File No. 333-189286

Ms. Haywood:

Ameri Metro, Inc. hereby requests acceleration of effectiveness of its registration statement on Form S-1, File No. 333-189296 filed on November 25, 2013.  The Company requests qualification to be effective as of 12:00 p.m. (noon) EST, Wednesday, November 27, 2013 or as soon thereafter as possible..

Sincerely,

/s/ Lee W. Cassidy